Earnings Per Common Share (Details Textual)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	373,046	865,758